February 5, 2007


VIA EDGAR


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

ATTN:             Office of Filings, Information and Consumer

Re:               Gabelli Equity Series Funds, Inc. (the "Company")
                  File Nos. 33-41913/811-06367
                  ----------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that The Gabelli Equity Series AAA Prospectus, The Gabelli Equity Series Class A, B, C and I Shares Prospectus, and the Statement of Additional Information for the above referenced Company does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on January 29, 2007 (Accession # 0000935069-07-000179).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-5464.

                                      Very truly yours,



                                      /s/ Carol J. Gould
                                      -----------------------------------------
                                      Carol J. Gould
                                      Senior Regulatory Administrator

cc:      B. Alpert
         J. McKee
         R. Prins, Esq.
         D. James